Offerings	May 18, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	1a. An indeterminate number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. 1b. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1a.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. 3c. Warrants represent rights to purchase ordinary shares or preferred shares registered under this registration statement.